Condensed Consolidated Statement of Financial Position (Unaudited) € in Thousands	Jun. 30, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Non-current assets
Property, plant and equipment	€ 24,296	€ 24,776
Intangible assets	4,625	5,076
Other receivables	1,176	1,176
Total non-current assets	30,097	31,028
Current assets
Assets held for sale	832	833
Trade receivables	230
Prepayments and other receivables	3,364	4,919
Inventory	5,316	3,672
Income Accruals	752	752
Cash and cash equivalents	411	1,147
Total current assets	10,905	11,323
Total assets	41,002	42,351
Non-current liabilities
Trade and other payables - Leases	9,966	9,958
Deferred income	9,771	9,299
Total non-current liabilities	19,737	19,257
Current liabilities
Trade and other payables	14,183	15,312
Provisions	609	609
Contract liabilities		587
Deferred income	1,353
Cost accruals	1,626	1,764
Derivative financial instruments – warrants	456	765
Loans and borrowings	1,186	1,326
Total current liabilities	19,413	20,363
Total liabilities	39,150	39,620
Net assets	1,852	2,731
Equity
Share capital	2	2
Share premium	226,795	220,157
Share-based payments reserve	5,797	5,365
Retained earnings	(222,794)	(191,776)
Profit and loss	(7,948)	(31,016)
Total equity	1,852	2,731
Total equity and liabilities	€ 41,002	€ 42,350